Taxes On Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Taxes On Income (Details) [Line Items]
Operating loss carryforwards (in Dollars)	$ 3,912
Taxable income	80.00%
Income tax rates	21.00%	21.00%
Operating tax losses (in Dollars)	$ 1,843
Ownership [Member]
Taxes On Income (Details) [Line Items]
Interest	50.00%